                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08332
                                                      ---------

                           Emerging Markets Portfolio
                           --------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

EMERGING MARKETS PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 89.1%

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
AIRLINES -- 1.8%

Grupo Aeroportuario del Sureste S.A. de C.V. ADR            38,000   $    703,000
Airport concessionaire
---------------------------------------------------------------------------------
                                                                     $    703,000
---------------------------------------------------------------------------------

AUTOMOTIVE -- 4.3%

Hyundai Mobis                                               19,050   $    845,751
Automobile parts manufacturer
Tata Engineering and Locomotive Co. Ltd. GDR               101,382        849,581
Indian auto producer and distributor
---------------------------------------------------------------------------------
                                                                     $  1,695,332
---------------------------------------------------------------------------------

BANKS AND MONEY SERVICES -- 22.8%

ABSA Group Ltd.                                             31,315   $    257,083
South African bank
Bank Mandiri(1)                                          7,133,500        891,450
Indonesian bank
First Financial Holding Co. Ltd.(1)                      1,273,000        923,341
Taiwanese bank
Grupo Financiero Banorte DA de CV                          212,550        751,748
Banking, financial and investment services in Mexico
Hansabank Ltd.                                             164,000      1,376,761
Financial institution in the Baltic States
Kookmin Bank(1)                                             23,290        723,592
Korean bank
Public Bank Berhad                                         448,100        778,279
Banking services, financial services
Standard Bank Group Ltd.                                   229,800      1,590,631
South African bank
Taishin Financial Holdings Co. Ltd.                      1,107,000        911,531
Taiwanese bank
Turkiye IS Bankasi                                     223,380,000        812,837
Turkish retail bank
---------------------------------------------------------------------------------
                                                                     $  9,017,253
---------------------------------------------------------------------------------

CEMENT -- 2.8%

Siam Cement, Public Company Ltd.                           186,000   $  1,110,040
Thailand cement company with paper and
petrochemical interests
---------------------------------------------------------------------------------
                                                                     $  1,110,040
---------------------------------------------------------------------------------

CHEMICALS -- 3.9%

Nan Ya Plastics Corp.                                      598,900   $    788,682
Producer of PVC/non-PVC secondary processed goods,
polyester fibers , PCB's and CCLs
Reliance Industries Ltd. GDR(2)                             36,900        740,768
A major player in the Indian oil and gas sector
---------------------------------------------------------------------------------
                                                                     $  1,529,450
---------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 2.0%

Daelim Industrial Co.                                       25,700   $    805,141
Civil engineering and petrochemical company
---------------------------------------------------------------------------------
                                                                     $    805,141
---------------------------------------------------------------------------------

HOME FURNISHINGS -- 2.1%

Steinhoff International Holdings Ltd.                      608,662   $    818,114
South African manufacturer and distributor of
household furniture
---------------------------------------------------------------------------------
                                                                     $    818,114
---------------------------------------------------------------------------------

INSURANCE -- 5.4%

China Insurance International Holdings Co. Ltd.          2,274,000   $  1,005,834
China Insurance focuses on reinsurance and
insurance brokerage business
Samsung Fire & Marine Insurance Co., Ltd.                   17,450      1,116,015
Korean non-life insurance company
---------------------------------------------------------------------------------
                                                                     $  2,121,849
---------------------------------------------------------------------------------

LEISURE AND TOURISM -- 1.8%

Genting Berhad                                             174,200   $    701,384
Tourism/Gaming company
---------------------------------------------------------------------------------
                                                                     $    701,384
---------------------------------------------------------------------------------

MINING -- 3.1%

AngloGold Ashanti Ltd.                                      17,490   $    570,091
Gold producer
Gold Fields Ltd.                                            60,704        638,187
South African gold producer
---------------------------------------------------------------------------------
                                                                     $  1,208,278
---------------------------------------------------------------------------------

OFFICE AUTOMATION AND EQUIPMENT -- 1.3%

Sindo Ricoh Co.                                             10,180   $    502,172
Manufacturer of photocopiers and other office equipment
---------------------------------------------------------------------------------
                                                                     $    502,172
---------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
OIL AND GAS - EQUIPMENT AND SERVICES -- 2.7%

Lukoil Oil., ADR                                            10,326   $  1,086,295
Russian oil producer
---------------------------------------------------------------------------------
                                                                     $  1,086,295
---------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 3.1%

CNOOC Ltd.                                               2,410,000   $  1,019,642
Explores, develops and produces crude oil and
natural gas in China
Teton Petroleum Co.(1)(3)(4)                                88,106        215,860
Russian oil exploration and production company
---------------------------------------------------------------------------------
                                                                     $  1,235,502
---------------------------------------------------------------------------------

OIL COMPANIES - INTEGRATED -- 5.0%

China Petroleum and Chemical Corp.                       3,272,000   $  1,195,569
Explores, develops and produces crude oil and
natural gas in China
PTT Public Company Ltd.                                    208,000        783,466
Fully integrated state controlled oil and gas
company in Thailand
---------------------------------------------------------------------------------
                                                                     $  1,979,035
---------------------------------------------------------------------------------

PUBLISHING -- 2.4%

Hurriyet Gazetecilik ve Matbaacilik A.S                344,200,000   $    945,160
Turkish newspaper
---------------------------------------------------------------------------------
                                                                     $    945,160
---------------------------------------------------------------------------------

REAL ESTATE -- 2.0%

Consorcio ARA S.A. de C.V.(1)                              277,713   $    799,451
Mexican house builder
---------------------------------------------------------------------------------
                                                                     $    799,451
---------------------------------------------------------------------------------

RETAIL -- 1.9%

Wal-Mart de Mexico S.A                                     254,700   $    755,288
A major retailer in food, clothing, and other
merchandise, under a variety of store formats
---------------------------------------------------------------------------------
                                                                     $    755,288
---------------------------------------------------------------------------------

STEEL -- 4.7%

POSCO                                                        8,240   $  1,062,536
South Korean heavy steel producer
Tenaris SA ADR                                              23,721        776,863
Manufactures steel pipes for the oil and
gas industry
---------------------------------------------------------------------------------
                                                                     $  1,839,399
---------------------------------------------------------------------------------

TELEPHONE - INTEGRATED -- 11.0%

Chunghwa Telecom Co. Ltd.                                  724,000   $  1,248,276
Wireline and wireless telecom
Mobile Telesystems ADR                                      11,625      1,418,250
Provides telecommunication services including
Internet and network services in Russia
Shin Corp., Public Company Ltd.                            921,000        822,221
Thai media and telecom company
SK Telecom Co. Ltd., ADR                                    41,050        861,640
Wireline and wireless telecom
---------------------------------------------------------------------------------
                                                                     $  4,350,387
---------------------------------------------------------------------------------

TOBACCO -- 5.0%

British American Tobacco Malaysia Berhad                    74,600   $    991,395
Tobacco producers (part of BAT group)
Companhia Souza Cruz S.A                                   102,123        972,757
Tobacco producers (part of BAT group)
---------------------------------------------------------------------------------
                                                                     $  1,964,152
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $29,096,256)                                     $ 35,166,682
---------------------------------------------------------------------------------

PREFERRED STOCKS -- 3.7%

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
AUTOMOTIVE -- 2.0%

Hyundia Motor Co., Ltd.                                     37,900   $    783,912
Car manufacturer
---------------------------------------------------------------------------------
                                                                     $    783,912
---------------------------------------------------------------------------------

ELECTRIC - INTEGRATED -- 1.7%

Cia Energetica de Minas Gerais                          46,356,000   $    692,271
Electricity generator and distributor
---------------------------------------------------------------------------------
                                                                     $    692,271
---------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $1,272,541)                                      $  1,476,183
---------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT FUNDS -- 1.8%

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.8%

Novy Neft Ltd.(4)                                           47,861   $    699,967
Closed end investment vehicle allowing the fund
to buy local Gazprom shares
---------------------------------------------------------------------------------
                                                                     $    699,967
---------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS
   (IDENTIFIED COST $481,003)                                        $    699,967
---------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
OIL COMPANIES - EXPLORATION & PRODUCTION -- 0.0%
Teton Petroleum Co.(1)(4)                                   80,000   $          0
exercise price $6, expiration date 4/1/05
Russian oil exploration and production company
---------------------------------------------------------------------------------
                                                                     $          0
---------------------------------------------------------------------------------
TOTAL WARRANTS
   (IDENTIFIED COST $0)                                              $          0
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 94.6%
   (IDENTIFIED COST $30,849,800)                                     $ 37,342,832
---------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 5.4%                               $  2,117,281
---------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                 $ 39,460,113
---------------------------------------------------------------------------------

Company descriptions are unaudited.

ADR - American Depositary Receipt

GDR - Global Depository Receipt.

(1)  Non-income producing security.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of the securities is $740,768 or 1.9% of the Portfolio's net assets.

(3)  Security subject to restriction on resale (See Note 8).

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

COUNTRY CONCENTRATION OF PORTFOLIO

                                   PERCENTAGE
COUNTRY                            OF NET ASSETS    VALUE
---------------------------------------------------------------
Republic of Korea                      17.0%        $ 6,700,759
South Africa                            9.8           3,874,106
Taiwan                                  9.8           3,871,830
Hong Kong                               8.2           3,221,045
Mexico                                  7.6           3,009,487
Thailand                                6.9           2,715,727
Russia                                  6.3           2,504,545
Malaysia                                6.3           2,471,058
Turkey                                  4.4           1,757,997
Brazil                                  4.2           1,665,028
India                                   4.0           1,590,349
Estonia                                 3.5           1,376,761
Indonesia                               2.3             891,450
Argentina                               2.0             776,863
Bermuda                                 1.8             699,967
United States                           0.5             215,860

                        SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value
   (identified cost, $30,849,800)                                             $ 37,342,832
Cash                                                                             2,177,459
Foreign currency, at value (identified cost, $57,341)                               57,225
Interest and dividends receivable                                                  100,144
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $ 39,677,660
------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                       $      1,685
Estimate reserve for capital gains taxes                                           177,393
Accrued expenses                                                                    38,469
------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $    217,547
------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $ 39,460,113
------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $ 32,967,512
Net unrealized appreciation (computed on the basis of identified cost)           6,492,601
------------------------------------------------------------------------------------------
TOTAL                                                                         $ 39,460,113
------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $74,884)                                     $    613,923
Interest                                                                             4,079
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $    618,002
------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $    149,123
Administration fee                                                                  49,447
Trustees' fees and expenses                                                          4,997
Custodian fee                                                                       68,980
Legal and accounting services                                                       29,507
Miscellaneous                                                                          376
------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $    302,430
------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $          5
------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $          5
------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $    302,425
------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $    315,577
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $  3,035,113
   Foreign currency transactions                                                   (22,384)
------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $  3,012,729
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $ (4,838,005)
   Foreign currency                                                                   (988)
------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $ (4,838,993)
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                              $ (1,826,264)
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                    $ (1,510,687)
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED
INCREASE (DECREASE)                                    JUNE 30, 2004     YEAR ENDED
IN NET ASSETS                                          (UNAUDITED)       DECEMBER 31, 2003
------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $    315,577      $     316,375
   Net realized gain from investment
      and foreign currency transactions                       3,012,729          1,463,498
   Net change in unrealized
      appreciation (depreciation)
      from investments and foreign currency                  (4,838,993)         8,432,394
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ (1,510,687)     $  10,212,267
------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                           $ 13,868,288      $  19,496,054
   Withdrawals                                               (9,063,375)       (13,694,640)
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                    $  4,804,913      $   5,801,414
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 $  3,294,226      $  16,013,681
------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                     $ 36,165,887      $  20,152,206
------------------------------------------------------------------------------------------
AT END OF PERIOD                                           $ 39,460,113      $  36,165,887
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                          SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004         -----------------------------------------------------
                                          (UNAUDITED)             2003       2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily
  net assets):
   Net expenses                                       1.53%(1)      1.59%      1.44%      1.93%      1.69%       1.42%
   Net expenses after custodian fee
     reduction                                        1.53%(1)      1.59%      1.44%      1.69%      1.38%       1.35%
   Net investment income (loss)                       1.59%(1)      1.33%      0.57%      0.78%     (0.56)%      0.45%
Portfolio Turnover                                      28%           58%        76%       125%        65%         95%
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                      (3.08)%       47.68%      7.30%      1.03%        --          --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)         $ 39,460      $ 36,166   $ 20,152   $ 13,597   $ 14,859    $ 14,472
---------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio
   may reflect a voluntary reduction of
   the investment adviser fee and/or
   administration fee, a voluntary
   allocation of expenses to the
   Investment Adviser and/or Administrator,
   or both. Had such actions not been
   taken, the ratios would have been as
   follows:
Ratios (As a percentage of average daily
  net assets):
   Expenses                                                         1.62%      1.88%                 1.76%       2.42%
   Expenses after custodian fee reduction                           1.62%      1.88%                 1.45%       2.35%
   Net investment income (loss)                                     1.30%      0.13%                (0.63)%     (0.55)%
---------------------------------------------------------------------------------------------------------------------

(1)  Annualized.
(2) Total return is required to be disclosed for fiscals years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

   C FEDERAL TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2004, the Portfolio paid $54,828 in Thailand capital gains taxes pursuant to such requirements.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net realized appreciation on certain portfolio securities, the related tax rates and other such factors. As of June 30, 2004, the Portfolio had a reserve of $177,393 related to capital gains.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $149,123. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $49,447. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $15,450,870 and $10,147,017, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $ 30,849,800
   ----------------------------------------------------
   Gross unrealized appreciation           $  7,232,077
   Gross unrealized depreciation               (739,045)
   ----------------------------------------------------
   NET UNREALIZED APPRECIATION             $  6,493,032
   ----------------------------------------------------

   The net depreciation on foreign currency is $431.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2004, there were no obligations under these financial instruments outstanding.

8  RESTRICTED SECURITIES

   At June 30, 2004, the Portfolio owned the following security (representing 0.55% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The security is eligible for resale after November 12, 2004. The security is valued equal to the market value of freely tradable securities of the same class in the principal market in which such securities are normally traded, with no discount applied.

                          DATE OF
   DESCRIPTION            ACQUISITION   SHARES/FACE       COST     MARKET VALUE
   ----------------------------------------------------------------------------
   COMMON STOCKS

   Teton Petroleum Co.    10/29/02         88,106       $ 240,000    $ 215,860

INVESTMENT MANAGEMENT

EMERGING MARKETS PORTFOLIO

     OFFICERS
     Hon. Robert Lloyd George
     President and Trustee

     James B. Hawkes
     Vice President and Trustee

     William Walter Raleigh Kerr
     Vice President and
     Assistant Treasurer

     Kristin S. Anagnost
     Treasurer

     Alan R. Dynner
     Secretary

     TRUSTEES
     Edward K.Y Chen

     Samuel L. Hayes, III

     William H. Park

     Ronald A. Pearlman

     Norton H. Reamer

     Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio
--------------------------

By:
         ------------------------
         Robert Lloyd George
         President


Date:    August 11, 2004
         ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Kristin S. Anagnost
         ------------------------
         Kristin S. Anagnost
         Treasurer


Date:    August 11, 2004
         ---------------

By:      /s/ Robert Lloyd George
         -------------------------
         Robert Lloyd George
         President


Date:    August 11, 2004
         ---------------